Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current:
Cash and cash equivalents	$ 79,107	$ 12,044
Restricted cash	353	1,154
Accounts receivable, net	1,676	526
Prepaids, advances and other	3,174	3,284
Other receivables	1,306	1,076
Inventories, net	10,190	5,416
Total current assets	95,806	23,500
Property, plant and equipment, net of accumulated depreciation of $3,356 and $997 for the year ended December 31, 2020 and 2019, respectively	25,680	24,374
Intangible assets, net	24,279	25,510
Goodwill	18,508	20,190
Other non-current assets	52	66
Total Assets	165,878	95,717
Current:
Accounts payable	4,429	3,373
Accrued expenses and other current liabilities	4,865	2,723
Deferred revenue	870
Total current liabilities	10,164	6,096
Convertible notes	27,142	26,566
Loans and borrowings	6,701	7,162
Deferred revenue	1,167
Deferred tax liabilities	5,700	5,700
Other long-term liabilities	693
Total Liabilities	51,567	45,524
Contingencies and commitments
Shareholders’ equity
Common shares, without par value, unlimited shares authorized: 24,883,024 and 8,304,030 shares issued and outstanding as of December 31, 2020 and 2019, respectively
Preferred shares, without par value, unlimited shares authorized, nil shares issued and outstanding for each of December 31, 2020 and 2019
Additional paid-in capital	194,105	77,431
Accumulated deficit	(79,794)	(31,933)
Total equity attributable to shareholders	114,311	45,498
Non-controlling interest		4,695
Total shareholders’ equity	114,311	50,193
Total liabilities and shareholders’ equity	165,878	95,717
Lift & Co
Current:
Investment		376
Cansativa
Current:
Investment	$ 1,553	$ 1,701